Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Conversion of convertible debt to common stock	$ 75,335	$ 924,904	$ 600,000
Common Stock issued for committed equity financing facility	262,500
Increase in fair value of embedded conversion option upon modification of convertible debt	151,032
Warrants issued for loan modification	151,758
Warrants issued for term loan	568,324
Issuance of Common Stock and warrants for release of security interest in patents	325,693
Obligation to issue shares for professional services	17,850	30,000	0
Warrants issued to investors in connection with the registered direct offering	3,601,354
Warrants issued to placement agent in connection with the registered direct offering	75,981
Preferred dividends paid by issuance of stock		82,500	333,556	189,500
Accrued dividends on preferred stock	0	0	346,236	275,068
Reclassification of derivative liabilities for modified warrant agreements	0	0	1,434,322	0
Discharge of previously deferred financing costs for modified warrant agreements	0	0	136,543	0
Derivative liability for embedded conversion option	0	0	2,085,513	0
Business combination:
Issuance of Series E liability		18,760,610
Issuance of contingent consideration		11,109,020	0	0
Issuance of replacement warrants	0	1,883,751	0	0
Common stock issued in satisfaction of subscription receivable	0	2,790,107	0	0
Effect of cancellation of escrowed shares	0	195,132	0	0
Business acquisitions:
Inventory acquired		0	1,151,035	1,151,035
Property and equipment acquired		772,486	768,000	768,000
Goodwill and intangible assets		0	0	4,089,823
Deferred charges		0	0	655,260
Note Payable for balance of acquisition		0	0	4,008,858
Series E Preferred Stock [Member]
Business combination:
Issuance of Series E liability		18,955,742	0	0
Issuance of contingent consideration		$ 0